SUPPLEMENT DATED MAY 1, 2019
to

PROSPECTUSES DATED APRIL 30, 2019
FOR MASTERS CHOICE, MASTERS FLEX, MASTERS EXTRA, MASTERS CHOICE II,
MASTERS FLEX II, REGATTA PLATINUM AND REGATTA GOLD

PROSPECTUS DATED MAY 1, 2012
FOR REGATTA CHOICE

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS ACCESS, MASTERS I SHARE AND MASTERS EXTRA II

PROSPECTUS DATED MAY 1, 2008
FOR REGATTA EXTRA

PROSPECTUSES DATED MAY 1, 2007
FOR REGATTA CHOICE II AND REGATTA FLEX II

PROSPECTUS DATED JULY 18, 2006
FOR REGATTA CLASSIC

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR MASTERS IV AND MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR REGATTA FLEX-4 AND REGATTA ACCESS

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT F

On June 1, 2019, the name of the MFS® International Value Portfolio will change to MFS® International Intrinsic Value Portfolio.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.